Convertible Loan Agreements (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Nov. 08, 2023
Convertible Loan Agreements Details [Line Items]
Convertible debt			$ 25,000
Minimum return interest	$ 38,600
Bear interest rate	5.00%
Interest expense	$ 880	$ 2,937
Convertible Loan Agreements [Member]
Convertible Loan Agreements Details [Line Items]
Principal amount			$ 60,000
Withdrawal amount	$ 35,000